Other income (Tables)	12 Months Ended
Jun. 30, 2020
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Summary of other income

	Consolidated
	2020 A$’000	2019 A$’000	2018 A$’000

Net foreign exchange gain	5	—	224
Payroll tax rebate	2	—	—
Subsidies and grants	20	9	685
Gain on legal settlement	—	—	8,411
Reimbursement of expenses	—	25	8
Research and development rebate	968	1,431	2,200
Other sundry income	—	—	1,461

Other income	995	1,465	12,989